Postretirement Benefits Other Than Pensions	12 Months Ended
Dec. 31, 2011
Postretirement Benefits Other Than Pensions [Abstract]
Postretirement Benefits Other Than Pensions

25 Postretirement benefits other than pensions

In addition to providing pension benefits, the Company provides other postretirement benefits, primarily retiree healthcare benefits in the United States accounted for as defined-benefit plans. The Company funds these other postretirement benefit plans as claims are incurred.

The amounts included in the consolidated statements of operations for 2011 are an expense of $1 million (2010: $1 million; 2009: $1 million).

The accumulated postretirement benefit obligation at the end of 2011 equals $7 million (2010: $7 million).